Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries Two	12 Months Ended
Dec. 31, 2010
Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries [Abstract]
FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES

30.	FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES

The Company may offer debt securities, preferred stock, ordinary stock and other securities pursuant to an effective shelf registration on Form S-3. Debt securities offered (‘Holding Debt Securities’), if issued, will be guaranteed by certain of the Company’s subsidiaries. Therefore, the Company is providing condensed consolidating financial information below. If the Company issues debt securities, the following 100 percent directly or indirectly owned subsidiaries could fully and unconditionally guarantee the debt securities on a joint and several basis: Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc, Willis Group Limited and Willis North America.

The guarantor structure described above differs from the existing guarantor structure associated with the senior notes issued by Willis North America (the ‘Willis North America Debt Securities’) (and for which condensed consolidating financial information is presented in Note 28) in that Willis Group Holdings is the Issuer and Willis North America is a guarantor.

Presented below is condensed consolidating financial information required under the existing shelf registration for:

(i)	Willis Group Holdings, which will be the Issuer;

(ii)	the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent;

(iii)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(iv)	Eliminations; and

(v)	Consolidated Company.

The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets for the year ended December 31, 2010 of Willis Group Holdings and the Other Guarantors. Investments in subsidiaries in the condensed consolidating balance sheet for Other, represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.

Condensed Consolidating Statement of Operations

	Year ended December 31, 2010
	Willis
	Group
	Holdings –	The Other		Consolidating
	the Issuer	Guarantors	Other	adjustments	Consolidated
	(millions)

REVENUES
Commissions and fees	$—	$—	$3,300	$—	$3,300
Investment income	—	12	36	(10)	38
Other income	—	—	1	—	1

Total revenues	—	12	3,337	(10)	3,339

EXPENSES
Salaries and benefits	—	—	(1,888)	15	(1,873)
Other operating expenses	335	(120)	(762)	(19)	(566)
Depreciation expense	—	(9)	(54)	—	(63)
Amortization of intangible assets	—	—	(82)	—	(82)
Net gain on disposal of operations	(347)	—	350	(5)	(2)

Total expenses	(12)	(129)	(2,436)	(9)	(2,586)

OPERATING (LOSS) INCOME	(12)	(117)	901	(19)	753
Investment income from Group undertakings	—	2,039	952	(2,991)	—
Interest expense	—	(580)	(374)	788	(166)

(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,342	1,479	(2,222)	587
Income taxes	—	45	(186)	1	(140)

(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,387	1,293	(2,221)	447
Interest in earnings of associates, net of tax	—	—	16	7	23

(LOSS) INCOME FROM CONTINUING OPERATIONS	(12)	1,387	1,309	(2,214)	470

NET (LOSS) INCOME	(12)	1,387	1,309	(2,214)	470
Less: Net income attributable to noncontrolling interests	—	—	(15)	—	(15)
EQUITY ACCOUNT FOR SUBSIDIARIES	467	(934)	—	467	—

NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$455	$453	$1,294	$(1,747)	$455

Condensed Consolidating Statement of Operations

	Year ended December 31, 2009
	Willis
	Group
	Holdings –	The Other		Consolidating
	the Issuer	Guarantors	Other	adjustments	Consolidated
	(millions)

REVENUES
Commissions and fees	$—	$—	$3,210	$—	$3,210
Investment income	—	4	46	—	50
Other income	—	—	3	—	3

Total revenues	—	4	3,259	—	3,263

EXPENSES
Salaries and benefits	—	—	(1,836)	9	(1,827)
Other operating expenses	—	(5)	(590)	4	(591)
Depreciation expense	—	(8)	(56)	—	(64)
Amortization of intangible assets	—	—	(100)	—	(100)
Net gain on disposal of operations	—	—	13	—	13

Total expenses	—	(13)	(2,569)	13	(2,569)

OPERATING (LOSS) INCOME	—	(9)	690	13	694
Investment income from Group undertakings	—	1,409	504	(1,913)	—
Interest expense	—	(588)	(346)	760	(174)

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	—	812	848	(1,140)	520
Income taxes	—	15	(112)	1	(96)

INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	—	827	736	(1,139)	424
Interest in earnings of associates, net of tax	—	—	33	—	33

INCOME FROM CONTINUING OPERATIONS	—	827	769	(1,139)	457
Discontinued operations, net of tax	—	—	2	—	2

NET INCOME	—	827	771	(1,139)	459
Less: Net income attributable to noncontrolling interests	—	—	(4)	(17)	(21)
EQUITY ACCOUNT FOR SUBSIDIARIES	438	(429)	—	(9)	—

NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$438	$398	$767	$(1,165)	$438

Condensed Consolidating Statement of Operations

	Year ended December 31, 2008
	Willis
	Group
	Holdings –	The Other		Consolidating
	the Issuer	Guarantors	Other	adjustments	Consolidated
	(millions)

REVENUES
Commissions and fees	$—	$—	$2,744	$—	$2,744
Investment income	—	16	377	(312)	81
Other income	—	—	2	—	2

Total revenues	—	16	3,123	(312)	2,827

EXPENSES
Salaries and benefits	—	—	(1,647)	9	(1,638)
Other operating expenses	(12)	(134)	(485)	28	(603)
Depreciation expense	—	(6)	(48)	—	(54)
Amortization of intangible assets	—	—	(23)	(13)	(36)
Gain on disposal of London headquarters	—	—	7	—	7
Net loss on disposal of operations	(5)	—	—	5	—

Total expenses	(17)	(140)	(2,196)	29	(2,324)

OPERATING (LOSS) INCOME	(17)	(124)	927	(283)	503
Investment income from Group undertakings	222	949	245	(1,416)	—
Interest expense	(2)	(365)	(411)	673	(105)

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	203	460	761	(1,026)	398
Income taxes	—	56	(153)	—	(97)

INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	203	516	608	(1,026)	301
Interest in earnings of associates, net of tax	—	—	22	—	22

INCOME FROM CONTINUING OPERATIONS	203	516	630	(1,026)	323
Discontinued operations, net of tax	—	—	1	—	1

NET INCOME	203	516	631	(1,026)	324
Less: Net income attributable to noncontrolling interests	—	—	(4)	(17)	(21)
EQUITY ACCOUNT FOR SUBSIDIARIES	100	(487)	—	387	—

NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$303	$29	$627	$(656)	$303

Condensed Consolidating Balance Sheet

	As at December 31, 2010
	Willis
	Group
	Holdings –	The Other		Consolidating
	the Issuer	Guarantors	Other	adjustments	Consolidated
	(millions)

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$76	$240	$—	$316
Accounts receivable	2	—	809	28	839
Fiduciary assets	—	—	10,167	(598)	9,569
Deferred tax assets	—	1	35	—	36
Other current assets	19	80	274	(33)	340

Total current assets	21	157	11,525	(603)	11,100

Investments in subsidiaries	(1,058)	4,429	3,855	(7,226)	—
Amounts owed by (to) Group undertakings	3,659	(3,588)	(71)	—	—

NON-CURRENT ASSETS
Fixed assets	—	52	330	(1)	381
Goodwill	—	—	1,696	1,598	3,294
Other intangible assets	—	—	492	—	492
Investments in associates	—	—	(51)	212	161
Deferred tax assets	—	—	7	—	7
Pension benefits asset	—	—	179	—	179
Other non-current assets	—	207	149	(123)	233

Total non-current assets	—	259	2,802	1,686	4,747

TOTAL ASSETS	$2,622	$1,257	$18,111	$(6,143)	$15,847

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,167	$(598)	$9,569
Deferred revenue and accrued expenses	1	—	297	—	298
Income taxes payable	—	—	69	(12)	57
Short-term debt	—	110	—	—	110
Deferred tax liabilities	—	4	5	—	9
Other current liabilities	44	53	189	(20)	266

Total current liabilities	45	167	10,727	(630)	10,309

NON-CURRENT LIABILITIES
Long-term debt	—	2,153	4	—	2,157
Liabilities for pension benefits	—	—	164	—	164
Deferred tax liabilities	—	29	54	—	83
Provisions for liabilities	—	—	183	(4)	179
Other non-current liabilities	—	26	321	—	347

Total non-current liabilities	—	2,208	726	(4)	2,930

TOTAL LIABILITIES	$45	$2,375	$11,453	$(634)	$13,239

EQUITY
Total Willis Group Holdings stockholders’ equity	2,577	(1,118)	6,627	(5,509)	2,577
Noncontrolling interests	—	—	31	—	31

Total equity	2,577	(1,118)	6,658	(5,509)	2,608

TOTAL LIABILITIES AND EQUITY	$2,622	$1,257	$18,111	$(6,143)	$15,847

Condensed Consolidating Balance Sheet

	As at December 31, 2009
	Willis
	Group
	Holdings –	The Other		Consolidating
	the Issuer	Guarantors	Other	adjustments	Consolidated
	(millions)

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$104	$117	$—	$221
Accounts receivable	—	—	673	143	816
Fiduciary assets	—	—	10,206	(547)	9,659
Deferred tax assets	—	—	96	(15)	81
Other current assets	—	106	532	(440)	198

Total current assets	—	210	11,624	(859)	10,975

Investments in subsidiaries	2,180	4,419	3,867	(10,466)	—
Amounts owed by (to) Group undertakings	—	(1,447)	1,447	—	—

NON-CURRENT ASSETS
Fixed assets	—	35	317	—	352
Goodwill	—	—	1,722	1,555	3,277
Other intangible assets	—	—	542	30	572
Investments in associates	—	—	76	80	156
Deferred tax assets	—	—	3	—	3
Pension benefits asset	—	—	69	—	69
Other non-current assets	—	32	189	—	221

Total non-current assets	—	67	2,918	1,665	4,650

TOTAL ASSETS	$2,180	$3,249	$19,856	$(9,660)	$15,625

LABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$10,206	$(547)	$9,659
Deferred revenue and accrued expenses	—	—	324	(23)	301
Income taxes payable	—	86	205	(245)	46
Short-term debt	—	200	9	—	209
Deferred tax liabilities	—	—	5	—	5
Other current liabilities	—	1	287	(10)	278

Total current liabilities	—	287	11,036	(825)	10,498

NON-CURRENT LIABILITIES
Long-term debt	—	2,161	4	—	2,165
Liabilities for pension benefits	—	—	187	—	187
Deferred tax liabilities	—	15	26	(15)	26
Provisions for liabilities	—	—	200	26	226
Other non-current liabilities	—	39	255	—	294

Total non-current liabilities	—	2,215	672	11	2,898

TOTAL LIABILITIES	$—	$2,502	$11,708	$(814)	$13,396

EQUITY
Total Willis Group Holdings stockholders’ equity	2,180	747	8,144	(8,891)	2,180
Noncontrolling interests	—	—	4	45	49

Total equity	2,180	747	8,148	(8,846)	2,229

TOTAL LIABILITIES AND EQUITY	$2,180	$3,249	$19,856	$(9,660)	$15,625

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2010
	Willis
	Group
	Holdings the	The Other		Consolidating
	Issuer	Guarantors	Other	adjustments	Consolidated
	(millions)

NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES	$(9)	$1,253	$1,572	$(2,327)	$489

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	10	—	10
Additions to fixed assets	—	(7)	(76)	—	(83)
Acquisitions of subsidiaries, net of cash acquired	—	—	(21)	—	(21)
Acquisitions of investments in associates	—	—	(1)	—	(1)
Investment in Trident V Parallel Fund, LP	—	—	(1)	—	(1)
Proceeds from sale of continuing operations, net of cash disposed	—	—	2	—	2

Net cash used in investing activities	—	(7)	(87)	—	(94)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	90	—	—	90
Repayments of debt	—	(200)	(9)	—	(209)
Proceeds from issue of shares	36	—	—	—	36
Excess tax benefits from share-based payment arrangement	—	—	2	—	2
Amounts owed by (to) Group undertakings	106	(311)	205	—	—
Dividends paid	(133)	(849)	(1,521)	2,327	(176)
Acquisition of noncontrolling interests	—	(4)	(6)	—	(10)
Dividends paid to noncontrolling interests	—	—	(26)	—	(26)

Net cash provided by (used in) financing activities	9	(1,274)	(1,355)	2,327	(293)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	(28)	130	—	102
Effect of exchange rate changes on cash and cash equivalents	—	—	(7)	—	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	104	117	—	221

CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$76	$240	$—	$316

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2009
	Willis
	Group	The Other		Consolidating
	Holdings	Guarantors	Other	adjustments	Consolidated
	(millions)

NET CASH PROVIDED BY OPERATING ACTIVITIES	$—	$1,257	$27	$(865)	$419

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	20	—	20
Additions to fixed assets	—	(17)	(79)	—	(96)
Acquisitions of investments in associates	—	—	(42)	—	(42)
Proceeds from reorganization of investments in associates	—	—	155	—	155
Proceeds from sale of continuing operations, net of cash disposed	—	—	4	—	4
Proceeds from sale of discontinued operations, net of cash disposed	—	—	40	—	40
Proceeds on sale of short-term investments	—	—	21	—	21

Net cash (used in) provided by investing activities	—	(17)	119	—	102

CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of debt	—	(1,090)	1	—	(1,089)
Senior notes issued, net of debt issuance costs	—	778	—	—	778
Proceeds from issue of shares	—	—	18	—	18
Amounts owed (to) by Group undertakings	—	(121)	121	—	—
Excess tax benefits from share-based payment arrangements	—	—	1	—	1
Dividends paid	—	(703)	(336)	865	(174)
Acquisition of noncontrolling interests	—	—	(33)	—	(33)
Dividends paid to noncontrolling interests	—	—	(17)	—	(17)

Net cash used in financing activities	—	(1,136)	(245)	865	(516)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	104	(99)	—	5
Effect of exchange rate changes on cash and cash equivalents	—	—	11	—	11
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	205	—	205

CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$104	$117	$—	$221

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2008
	Willis
	Group
	Holdings –	The Other		Consolidating
	the Issuer	Guarantors	Other	adjustments	Consolidated
	(millions)

NET CASH PROVIDED BY OPERATING ACTIVITIES	$202	$431	$606	$(986)	$253

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	6	—	6
Additions to fixed assets	—	(6)	(88)	—	(94)
Acquisitions of subsidiaries, net of cash acquired	—	—	(940)	—	(940)
Acquisitions of investments in associates	—	—	(31)	—	(31)
Proceeds from sale of continuing operations, net of cash disposed	—	—	11	—	11
Proceeds on sale of short-term investments	—	—	15	—	15

Net cash used in investing activities	—	(6)	(1,027)	—	(1,033)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of short-term debt, net of debt issuance costs	—	1,026	—	—	1,026
Proceeds from issue of long-term debt, net of debt issuance costs	—	643	—	—	643
Repayments of debt	—	(641)	—	—	(641)
Repurchase of shares	(75)	—	—	—	(75)
Proceeds from issue of shares	15	—	—	—	15
Amounts owed by (to) Group undertakings	5	(859)	854	—	—
Excess tax benefits from share-based payment arrangements	—	—	6	—	6
Dividends paid	(146)	(667)	(319)	986	(146)
Acquisition of noncontrolling interests	(2)	—	(5)	—	(7)
Dividends paid to noncontrolling interests	—	—	(13)	—	(13)

Net cash (used in) provided by financing activities	(203)	(498)	523	986	808

(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1)	(73)	102	—	28
Effect of exchange rate changes on cash and cash equivalents	—	—	(23)	—	(23)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	73	126	—	200

CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$—	$205	$—	$205